Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

19     Related party transactions

Key management includes the Company’s directors and senior management team. The remuneration of directors and the senior management team was as follows:

	2023	2022
	$	$

Salaries and employee benefits	1,526	2,054
Directors’ fees	294	296
Share-based compensation	2,983	2,272
	4,803	4,622

Executive employment agreements allow for additional payments in the event of a liquidity event, or if the executive is terminated without cause.